Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 18 - SUBSEQUENT EVENTS

A.	COVID-19

Beginning in early 2020, there has been an outbreak of coronavirus (COVID-19), initially in China and which has spread to other jurisdictions, including locations where the Company does or plans to do business. The full extent of the outbreak, related business and travel restrictions and changes to behavior intended to reduce its spread are uncertain as of the date of the financial statements as this continues to evolve globally. Therefore, the full extent to which coronavirus may impact the Company’s results of operations, liquidity or financial position is uncertain. This outbreak has already had a material disruption on the operations of the Company and its suppliers. Management continues to monitor the impact that the COVID-19 pandemic is having on the Company and the economies in which the Company operates. The Company anticipates that its future results of operations, including the results for 2020, and its liquidity and financial position will be materially impacted by the coronavirus outbreak. However, given the speed and frequency of continuously evolving developments with respect to this pandemic, the Company cannot reasonably estimate the magnitude of the impact to its results of operations, and, if the outbreak continues on its current trajectory, such impacts could grow and become material to its liquidity or financial position. To the extent that the Company’s suppliers continue to be materially and adversely impacted by the coronavirus outbreak, this could reduce the availability, or result in delays, of materials or supplies to the Company, which in turn could materially interrupt the Company’s business operations, including its research and development activities.

B.	Resignation of Officer and Appointment of New Directors and Officers

On January 5, 2020, the Company appointed Mr. Gerald Commissiong as Chief Executive Officer and Director of the Company. In addition, Mr. Daniel Hirsch was promoted to Chief Financial Officer and appointed a Director of the Company on January 5, 2020. Mr. Hirsch previously served as the Company’s Director of Investor Relations. Mr. Commissiong and Mr. Hirsch were appointed primarily to transition the Company’s headquarters from Israel to the United States.

Currently, Mr. Commissiong is director and president and Chief Executive Officer of Amarantus Bioscience Holdings, Inc. and is interim Chief Executive Officer of Breakthrough Diagnostics, Inc., the Company’s joint venture with Amarantus. See also Note 3.

Concurrent with Gerald Commissiong’s appointment as Chief Executive Officer, Dr. Herman Weiss resigned as Chief Executive Officer of the Company and will focus solely on his new role as Chairman of the Board.

C.	Funds raising

1.	Convertible Bridge Loans Agreements

A.	On February 20, 2020, the Company entered into Convertible Note Extension Agreements (the “Amendments”) with certain institutional investors who participated in the Company’s previously announced financing round of 2019, under which it was agreed to extend the maturity of those notes to August 14, 2020 (the “Amended Maturity Date”). The institutional investors shall not be entitled to convert the Loan Principal plus Interest prior to the Amended Maturity Date, unless such conversion is either (1) at the Fixed Conversion Price as defined in the Amendments or (2) upon an event of default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the Amendments.

In addition to the warrants issued to the institutional investors pursuant to the Agreement, the Company issues to the institutional investors a third Warrant (the “Third Warrant”) providing the institutional investors with a right to purchase 20,792,380 Third Warrant Shares, at an exercise price equal to $0.10 per Third Warrant Share. The Investor may exercise the Third Warrant after the issue date and up to 5 years thereafter.

Moreover, the Company has entered into lock-up agreements with the institutional investors that preclude them from selling common shares in the market until August 20, 2020.

B.	Commencing January 1, 2020 through the release date of these financial statement, the Company entered into certain Convertible Bridge Loan Agreements (the “Loan Agreements”), under which the Company obtained an aggregate gross amount of $835,714, (the “Loan Amount”) from several private lenders (the “Lenders”), in order to use for the Company’s working capital needs and finance the Company’s activities through the consummation of a proposed public offering and its planned up listing to the NASDAQ Capital Market.

The Loan Amount has been originally issued with 30% discount of aggregated amount of $250,714, bear interest at a flat rate of 10% (the “Interest”). Having said that, upon occurrence of any uncured Event of Default as defined in the Loan Agreements, and in the event that Lenders at their sole discretion elect to allow the Company to continue with repayment of the Loan Amount and Interest after an Event of Default, the Interest rate on the unpaid Loan Amount will be change to 18% or the highest interest rate currently allowable under Nevada law for loans of this amount (the “Default Interest Rate”).

The Loan Amount has maturity date as defined in the Loan Agreements (the “Maturity Date”). The Company will be required to pay 20% penalty upon repayment of the Loan Amount prior to the Maturity Date.

At the earlier of the effective date of Registration Statement as defined in the Loan Agreements or 6 months after the Effective Date, the Lenders at their sole option, may convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued interest, in whole or in part, into shares of the common stock of the Company (the “Common Stock”). Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 50% of the lowest trading price on the primary trading market on which the Company’s Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date (“Conversion Price”).

The Lenders shall have a right of participation up to 40% of any future financing (excluding strategic transactions) for a period of 2 years.

The Company shall pay a monthly liquidated damages of $12,500 if the Registration Statement is not filed by the earlier of (i) 75 days of the Effective Date or (ii) 30 days after uplisting of the Company’s Common Stock to a national securities exchange and / or declared effective within 180 days from the Effective Date of the Loan Agreements, which damages shall accrue each month until the applicable breach (failure to timely file, failure to timely have declared effective, or both) has been cured.

Upon the occurrence of any uncured Event of Default, the Holder at any time, at its sole discretion, may elect to immediately (without prior notice) convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued Interest, in whole or in part, into shares of the Common Stock, according to the terms of the Loan Agreements.

As part of the transaction, the Company issued 24,776,758 warrants to purchase of the same number of ordinary shares at an exercise price of $0.10 per share. The warrants shall be cashless exercisable with full rachet anti-dilution for a period of 5-years from the issuance date.

C.	On June 15, 2020 (the “Issuance Date”), the Company entered into a Securities Purchase Agreement pursuant to which it issued a 2% Convertible Redeemable Note (“Note”). Under the Note, the Company received net cash of $315,000 (which representing 84% of the gross Principal Amount of the note) from a private lender (the “Holder”).

The Note was issued with 16% original issue discount totaling $60,000, bears interest at a flat rate of 2% and has a maturity date of June 15, 2021 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Holder is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company’s shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the “Conversion Price”).

Upon occurrence of a Sale Event as defined in the Note, the Company shall, upon request of the Holder, redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the date of redemption, or at the election of the Holder, such Holder may convert the unpaid principal amount of the Note and the unpaid interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event.

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company will be subject to the penalty described in paragraph 8 of the Note.

D.	As noted in Note 7, commencing January 1, 2020 through the signing date of these financial statement, Loan Amount and Interest of $553,973 have been converted into 36,668,926 Ordinary shares.

2.	Subscription Agreements

In March 2020, the Company entered into subscription agreements with several investors under which the Company raised gross funds in total amount of $30,000 in exchange for the issuance of units consisting of 1,500,000 ordinary shares of the Company and 1,339,284 warrants to purchase the same number of ordinary shares of the Company at an exercise price of $0.10. These warrants may be eligible for exercise over a period of four years from the issuance date and are subject to standard anti-dilution provisions. In addition, the Company may be subject to liquidated damages upon failure to timely deliver shares upon exercise of the warrants.

D.	Settlement of debts

1.	MDM Worldwide Solution, Inc.

As noted in Note 9E, on April 13, 2020, the Company entered into exchange agreement under which the Company agreed to exchange partial amount of the outstanding trade debt of $100,000 held by MDM Worldwide Solution, Inc. for issuance of 5,000,000 ordinary shares of the Company at an exchange price of $0.02 per share. The ordinary shares have been issued on May 14, 2020.

As result of the execution of the Agreement, as of December 31, 2019, the outstanding loans from shareholders amounted to $100,000 have been classified as non-current liability on the balance sheet.

2.	Toledo Advisors, LLC

On May 1, 2020, the Company entered into a letter agreement with Toledo Advisors, LLC (“Toledo”) pursuant to which the Company agreed to convert aggregate principal number of Notes of the Company of $119,296 plus $2,845 of accrued interest into 6,107,026 ordinary shares of the Company at a conversion price of $0.02 per share. Upon Conversion the principal amount of the notes and all accrued interest shall no longer be outstanding and any and all defaults shall be cured.

3.	As noted in Note 6, on May 10, 2020, the Company entered into Loan Conversion Agreement (the “Agreement”) with its shareholders pursuant to which the Company will convert the then outstanding loan amounting to $350,000 into 8,750,000 ordinary shares of the Company at a conversion price of $0.04 per share. Upon conversion of the loan, the Company shall be released from all its obligations and liabilities with respect to the loan, which shall be deemed to have been paid in full. The ordinary shares have been issued on May 19, 2020.

As result of the execution of the Agreement, as of December 31, 2019, the outstanding loans from shareholders amounted to $310,477 have been classified as non-current liability on the balance sheet.

E.	Establishment or purchasing of Additional Entities

1.	Provista Diagnostics, Inc.

As noted in Note 9N, in January 2020 and subject to the term of the Option Agreement, the Company exercised the Call Option by issuance of 17,091,096 ordinary shares. In April 2020, the Company exercised the Call Option Extension by issuance of 13,008,976 ordinary shares.

In addition, on May 11, 2020, the Company held Special Meeting of Stockholders under which it was approved inter alia that upon the Company’s consummation of proposed public offering the Company will complete the purchasing of the outstanding shares Provista.

2.	Todos Medical USA

On January 29, 2020, the Company’s Board of Directors determined to open a U.S. subsidiary named Todos Medical USA for the purpose of conducting business as medical importer and distributor focused on the distribution the Company’s testing products and services to customers in the North America and Latin America. In addition, Todos Medical USA has formed the subsidiary Corona Diagnostics, LLC (see also Note 18D3 below), for the purpose of marketing COVID-19 related products in the United States and contracting with Provista Diagnostics, Inc. (see also Note 18D1 above) to validate potential products the Company is contemplating distributing and creating marketing materials for the testing products based upon those validations.

3.	Emerald Organic Products, Inc.

On March 23, 2020 Todos Medical USA entered into Joint Venture Agreement (the “Agreement”) with Emerald Organic Products, Inc., a Nevada corporation (“Emerald”), for the formation of Emerald Viral Diagnostics Joint Venture, Inc. (the “Joint Venture”) in order to manage, operate and distribute viral testing currently controlled by Todos Medical USA. It was agreed inter alia that (1) Todos Medical USA will contribute diagnostic testing under its control that will be useful in detecting Coronavirus / COVID-19 (“Viral Testing”). Todos Medical USA will contribute the expertise and know-how to the Joint Venture necessary to validate the products for distribution; (2) Emerald will contribute capital for validation as per the budget as described in the Agreement and be responsible for developing and implementing the necessary financial structures for the distribution of the Viral Testing; (3) interest in the Joint Venture shall be 51% owned and controlled by Emerald and 49% owned and controlled by Todos Medical USA; (4) Emerald shall be entitled to receive priority distributions from the Joint Venture up to the amount of any cash capital contributions made by Emerald; (5) the Board of Managers will initially consist of three board members: Two members shall be appointed by Emerald and one member shall be appointed by Todos Medical USA; (6) the Joint Venture shall commence the date hereof and shall continue until the earlier of (i) 25 years or (ii) mutual agreement of Todos Medical USA and Emerald to dissolve.

On April 24, 2020, Todos Medical USA entered into the Amended and Restated Collaboration Agreement with Emerald, pursuant to which Todos became the owner of 100% of the equity of the Joint Venture (Corona Diagnostics, LLC) and agreed to integrate its COVID-19 tests with Emerald’s telemedicine (Carie Health, Inc.) and independent pharmacy business Bonsa Health, Inc. to create a full solution to help facilitate the screening and diagnosis of individuals potentially to identify each indiciation’s COVID-19 Polymerase Chain Reaction (PCR) and/or antibody testing status to facilitate return to work programs in the United States.

F.	Service Agreements

1.	First Choice International Company, Inc.

As described in Note 9L, on February 6, 2020, the Company and First Choice entered into first amendment of the Agreement under which it was agreed that the Term of the Agreement was extent until and including June 30, 2020 (the “Expected Term”) and the Consultant shall continue to perform services including the additional services related to the expansion and addition of business lines during the Expanded Term.

2.	Orion Capital Advisors, LLC

On February 10, 2020, the Company entered into Business Development Agreement (the “Agreement”) with Orion Capital Advisors, LLC (“BDC”) whereby BDC will provide business development service to the Company which include inter alia (a) review and advice concerning the technical design of existing and planned products or services; (b) business development assistance including terms of possible transactions and suggestions during negotiations; (c) sales assistance through the development of business models and sales strategy; (d) advice regarding financing, review of proposed term sheets, capitalization planning and, where appropriate, participation in negotiations; (e) strategic consulting regarding product planning, market development, marketing and public relations; (f) consulting on corporate structure, employee stock option structure, warrant arrangements and intellectual property planning; (g) introductions to potential strategic partners and other alliance candidates; (h) introductions to prospective customers for the Company’s products or services.

Upon signing the Agreement, the Company shall issue to BDC 2,500,000 restricted shares of common stock.

The term of this Agreement shall commence on February 10, 2020 and shall continue through August 10, 2020.

3.	AS Iber Israel Ltd

On February 11, 2020 (the “Effective Date”), the Company entered into Engagement Agreement (the “Agreement”) with AS Iber Israel Ltd (“AS Iber Israel”) whereby AS Iber Israel will render services to the Company concerning equity and/or debt financing transactions in exchange of the following considerations:

A.	Success fee equal in amount to 10% plus VAT of the total value of the benefit, monetary or otherwise derived by the Company shall be earned in connection with any other activities as defined in the Agreement, plus 10% in share at the same value as the investment.

B.	Success fee equal in amount to 7% plus VAT of the total of any success fee earned in connection with any pre and/or post IPO and/or M&A activity whether directly arranged by AS Iber Israel and/or by any registered dealer introduced to the Company by AS Iber Israel who will be entitled to earn this fee in connection with any transaction that is either completed and/or initiated by the registered dealer for a period of 24 months after the initial introduction.

The Agreement shall be effective as of the Effective Date and shall remain in effect for a period of 24 months following the Effective Date.

4.	3D Biomedicine Science and Technology Co. Limited

On March 17, 2020 (the “Effective Date”), Todos Medical USA entered into Distribution Agreement (the “Agreement”) with 3D Biomedicine Science and Technology Co. Limited (“3DMed”), whereby at the Effective Date 3DMed hereby appointed Todos Medical USA as its non-exclusive agent for importing, marketing and distributing of the Products as defined in the Agreement in specific countries (the “Territories”). The Agreement shall be in effect for a period of one year from the Effective Date (the “Term”) and will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

At the initial of the Agreement, the Company will validate the performance of the Products provided by 3DMed (the “Validation Stage”). If the Validation Stage result will be accepted by the Company, both parties will have further commercial cooperation according to the terms of the Agreement, under which the Company will be committed to minimum purchase quantities of the Products according to the supply price as defined in the Agreement.

Having said that, in consideration for the reduced the supply price, the Company will issue to 3DMed restricted ordinary shares amounted to $250,000 at the end of the Validation Stage upon successful completion of the Validation. The shares will be priced as of the closing date of March 13, 2020.

At the date of the singing on these financial statements, the Validation Stage is still in progress.

5.	Gibraltar Brothers and Associates LLC

On March 19, 2020 (the “Effective Date”), Todos Medical USA entered into Distribution Agreement (the “Agreement”) with Gibraltar Brothers and Associates LLC (“Gibraltar”), whereby at the Effective Date Gibraltar hereby appointed Todos Medical USA as its exclusive agent for importing, marketing and distributing of the Products as defined in the Agreement in specific countries (the “Territories”). The Agreement shall be in effect for a period of one year from the Effective Date (the “Term”) and will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

During the first three months of the Term (the “Preliminary Period”), the Company will set up the infrastructure for the marketing, selling and distribution of the Products in the Territories (the “Preliminary Stage”). The Company will bear all costs of the Preliminary Stage. Gibraltar will provide the Company with the Products free of charge to be used for non-revenue producing purposes in furtherance of the Preliminary Stage.

Both parties have commercial cooperation according to the terms of the Agreement, under which the Company will be committed to minimum purchase quantities of the Products according to the supply price as defined in the Agreement.

6.	Zhengzhou Fortune Bioscience Co. Ltd

On April 18, 2020, Todos Medical USA entered into an Original Equipment Manufacturing (OEM) agreement with Zhengzhou Fortune Bioscience Co. Ltd. (Zhengzhou) for the manufacture of immunochromatography-based colloidal gold SARS-nCoV-2 fingerprick IgM/IgG and IgA/IgM/IgG – IgD/IgE rapid antibody test (Zhengzhou Colloidal Gold). Zhengzhou has applied for Emergency Use Authorization (EUA) with the United States Food & Drug Administration (US FDA).

7.	Gnomegen, LLC

On May 7, 2020 (the “Effective Date”), Todos Medical USA entered into an Exclusive Distribution Agreement (the “Agreement”) with Gnomegen LLC (“Gnomegen”) whereby at the Effective Date Gnomegen hereby appointed Todos Medical USA as its exclusive agent for importing, marketing and distributing of SARS-nCoV-2 PCR test kits in specific countries (the “Territories”) as defined in the Agreement. The Agreement shall be in effect for a period of two years from the Effective Date (the “Term”) and will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

Todos Medical USA is committed to minimum purchase quantities of the Products according to the supply price as defined in the Agreement.

Gnomegen has received Emergency Use Authorization (EUA) with the United States Food and Drug Administration (US FDA).

8.	Zhengzhou

On May 12, 2020, Todos Medial USA entered into a Non-Exclusive Distribution Agreement (the Agreement”) with Zhengzhou Fortune Bioscience Co., Ltd. (“Zhengzhou”), pursuant to which Todos Medial USA has been appointed as distributor of Zhengzhou’s Products as defined in the Agreement in United States. Zhengzhou has applied for Emergency Use Authorization (EUA) with the United States Food and Drug Administration (US FDA).

9.	Dawson James Securities

On April 6, 2020 (the “Effective Date”), the Company entered into an engagement agreement with Dawson James Securities (“Dawson”) to act as lead or managing placement agent on a best efforts basis in connection with any public or private offering or other financing or capital-raising transaction of any kind (“Tail Financing”) to the extent that such financing or capital is provided to the Company by investors whom Dawson had introduced to the Company during a period of 60 days commencing the Effective Date (the “Engagement Period”) if such Tail Financing is consummated at any time during the Engagement Period or within the 12-month period following the expiration or termination of Agreement or the completion of the offering (the “Tail Period”). If the offering is completed, for a period of 12 months from the offering date, the Company grants Dawson the right of first refusal to act as lead managing underwriter or book runner, or as lead placement agent, for any and all future equity, equity-linked or debt (excluding commercial bank debt) offerings during such period, of the Company, or any successor to or any subsidiary of the Company.

In consideration for the services to be rendered by Dawson, the Company will pay to Dawson a placement agent fee of 8% of the gross proceeds received in the Offering; provided that such fee will be reduced to 7% for investors introduced to Dawson by the Company. As additional compensation for Dawson’s services, the Company shall issue to Dawson or its designees at the closing of the offering (“Closing”) warrants (the “Placement Agent’s Warrants”) to purchase that number of Securities equal to 5% of the aggregate number of securities sold in the offering. The Placement Agent’s Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the offering, at a price per share equal to 125% of the price per Security issued in the offering. The Placement Agent’s Warrant will provide for a cashless exercise provision, registration rights (including a one-time demand registration right and unlimited piggyback rights) and customary anti-dilution provisions (for stock dividends and splits and recapitalizations).

G.	Contingencies

Strategic Global Research and Development, Inc

On February 13, 2020 Strategic Global Research and Development, Inc (“Strategic” or “SGR&D”), brought suit against Amarantus and the Company in the United States District Court for the Central District of California Eastern Division for failure to pay for consulting services with respect to sales and marketing support and assistance that were contracted on April 12, 2018.

SGR&D claims it was not paid on time and is owed $91,319, allegedly consisting of $71,209 in unpaid consulting fees and late fees, plus $20,110 in unreimbursed expenses for travel and the like plus late fees. On April 8, 2020, SGR&D’s attorney sent a settlement proposal e-mail offering to settle for the full amount of the claim paid over-time at $4,000 per month with 5 % interest compounded monthly, with acceleration and confession of judgment upon default. Defendants have elected not to respond at present, until a lump-sum settlement proposal is fully funded with available funds.

Based on opinion of management and the advice of the legal counsel of the Company, at this stage the outcome of the litigation is inherently unpredictable